Note 9 - Real Estate - Summary of Real Estate (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Real estate in judgment subject to redemption	$ 0	$ 213
Real estate acquired through foreclosure	414	414
	414	627
Allowance for losses	0	0
Real estate, net	414	627
Residential [Member]
Real estate in judgment subject to redemption	0	40
Real estate acquired through foreclosure	0	0
	0	40
Allowance for losses	0	0
Real estate, net	0	40
Commercial and Other [Member]
Real estate in judgment subject to redemption	0	173
Real estate acquired through foreclosure	414	414
	414	587
Allowance for losses	0	0
Real estate, net	$ 414	$ 587